Collateralized transactions (Tables)	12 Months Ended
Mar. 31, 2018
Collateralized transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2017
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥30,116	¥7,422	¥35,755	¥2,248
Less: Amounts offset in the consolidated balance sheets(2)	(18,659)	(173)	(18,659)	(173)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥11,457	¥7,249	¥17,096	¥2,075

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(9,251)	(5,499)	(13,328)	(1,666)
Cash collateral	(73)	—	(18)	—

Net amount	¥2,133	¥1,750	¥3,750	¥409

	Billions of yen
	March 31, 2018
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥29,975	¥6,681	¥34,880	¥2,130
Less: Amounts offset in the consolidated balance sheets(2)	(20,121)	(305)	(20,121)	(305)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,854	¥6,376	¥14,759	¥1,825

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(8,657)	(5,247)	(11,886)	(674)
Cash collateral	(33)	—	3	—

Net amount	¥1,164	¥1,129	¥2,876	¥1,151

(1)	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥881 billion and ¥2,596 billion, respectively. As of March 31, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,494 billion and ¥205 billion, respectively. As of March 31, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,039 billion and ¥2,827 billion, respectively. As of March 31, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,049 billion and ¥177 billion, respectively.
(2)	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)

Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2018
	Overnight and open(1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,237	¥17,789	¥2,099	¥1,415	¥340	¥34,880
Securities lending transactions	1,495	227	182	156	70	2,130

Total gross recognized liabilities(2)	¥14,732	¥18,016	¥2,281	¥1,571	¥410	¥37,010

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2018
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥187	¥1,556	¥1,743
Japanese government, agency and municipal securities	980	306	1,286
Foreign government, agency and municipal securities	27,818	135	27,953
Bank and corporate debt securities	2,334	34	2,368
Commercial mortgage-backed securities (“CMBS”)	2	—	2
Residential mortgage-backed securities (“RMBS”)(1)	3,421	—	3,421
Collateralized debt obligations (“CDOs”) and other	130	—	130
Investment trust funds and other	8	99	107

Total gross recognized liabilities(2)	¥34,880	¥2,130	¥37,010

(1)	Includes ¥3,351 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations.
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31
	2017	2018
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥45,821	¥48,434
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	39,119	40,420

Assets owned, pledged as collateral

	Millions of yen
	March 31
	2017	2018
Trading assets:
Equities and convertible securities	¥206,640	¥156,429
Government and government agency securities	1,062,008	956,089
Bank and corporate debt securities	137,328	65,864
Commercial mortgage-backed securities (“CMBS”)	—	1
Residential mortgage-backed securities (“RMBS”)	3,426,205	2,618,336
Collateralized debt obligations (“CDOs”) and other(1)	18,676	30,497
Investment trust funds and other	8,976	7,689

	¥4,859,833	¥3,834,905

Deposits with stock exchanges and other segregated cash	¥—	¥—
Non-trading debt securities	23,744	23,566
Investments in and advances to affiliated companies	¥29,336	¥12,042

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31
	2017	2018
Loans and receivables	¥4,268	¥15,573
Trading assets	1,580,765	1,456,140
Office buildings, land, equipment and facilities	12,635	5,585
Non-trading debt securities	222,970	192,046
Other	25	112

	¥1,820,663	¥1,669,456